CONDENSED STATEMENTS OF CASH FLOWS - USD ($)	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Cash Flows from Operating Activities:
Net income (loss)	$ (1,298,108)	$ 2,689,709
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Warrant issuance costs	0	18,797
Net gain on investments held in Trust Account	(469,109)	(7,023)
Loss on sale of private warrants	0	1,253,928
Change in fair value of warrant liability	46,279	4,072,514
Changes in operating assets and liabilities:
Accounts payable	973,726	0
Accrued expenses	1,010	0
Prepaid expenses	131,564	(366,584)
Income tax payable	39,340	0
Franchise tax payable	84,400	24,034
Net cash used in operating activities	(583,456)	(459,653)
Cash Flows from Investing Activities:
Cash withdrawn from Trust Account for payment of taxes	99,671	0
Cash withdrawn from Trust Account for payment to redeeming stockholders	97,194,950	0
Cash deposited into Trust Account	(400,000)	(128,397,500)
Net cash provided by (used in) investing activities	96,894,621	(128,397,500)
Cash Flows from Financing Activities:
Proceeds from initial public offering, net of underwriter's discount paid	0	126,000,000
Proceeds from promissory note - related party	400,000	155,000
Payment to redeeming stockholders	(97,194,950)	0
Repayment of promissory note - related party	0	(155,000)
Proceeds from sale of private warrants	0	4,299,500
Offering costs paid	0	(580,139)
Net cash provided by (used in) financing activities	(96,794,950)	129,719,361
Net Change in Cash	(483,785)	862,208
Cash - Beginning of Period	799,808	25,000
Cash - End of Period	$ 316,023	$ 887,208